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May 5, 2003

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:        ING Variable Insurance Trust
           (File Nos. 333-83071 and 811-9744)

Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus contained in Post-Effective Amendment No. 5 of ING Variable Insurance Trust, (the "Trust") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact the undersigned at (480) 477-2666 if you have any questions or comments.

Sincerely,

/s/ Huey P. Falgout, Jr.

Huey P. Falgout


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